Loans - Schedule Of Troubled Debt Restructurings Within The Previous 12 Months (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) loan	Dec. 31, 2017 USD ($) loan
Financing Receivable, Modifications [Line Items]
Number | loan	65	24
Recorded Investment | $	$ 1,952	$ 13,154
Commercial | C&I
Financing Receivable, Modifications [Line Items]
Number | loan	2	5
Recorded Investment | $	$ 579	$ 11,498
Commercial | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number | loan	0	1
Recorded Investment | $	$ 0	$ 88
Consumer | Consumer Real Estate
Financing Receivable, Modifications [Line Items]
Number | loan	8	5
Recorded Investment | $	$ 385	$ 776
Consumer | Permanent mortgage
Financing Receivable, Modifications [Line Items]
Number | loan	6	3
Recorded Investment | $	$ 749	$ 715
Consumer | Credit card & other
Financing Receivable, Modifications [Line Items]
Number | loan	49	10
Recorded Investment | $	$ 239	$ 77
General C&I | Commercial | C&I
Financing Receivable, Modifications [Line Items]
Number | loan	2	5
Recorded Investment | $	$ 579	$ 11,498
Income CRE | Commercial | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number | loan	0	1
Recorded Investment | $	$ 0	$ 88
HELOC | Consumer | Consumer Real Estate
Financing Receivable, Modifications [Line Items]
Number | loan	6	5
Recorded Investment | $	$ 239	$ 776
R/E installment loans | Consumer | Consumer Real Estate
Financing Receivable, Modifications [Line Items]
Number | loan	2	0
Recorded Investment | $	$ 146	$ 0